COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jul. 01, 2011
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contract costs incurred plus estimated earnings, net	$ 890,760,608	$ 754,514,008
Less: progress billings	(705,233,024)	(608,399,150)
Cost and estimated earnings in excess of billings	185,527,584	146,114,858
Less: Allowance for doubtful accounts	5,839,403	2,361,880	1,890,108	1,232,813
Cost and estimated earnings in excess of billings, Total	$ 179,688,181	$ 143,752,978